Average Annual Total Returns - Fundamentals First ETF			12 Months Ended	22 Months Ended
		Oct. 28, 2026	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%	20.20%
Performance Inception Date		Feb. 21, 2024
Fundamentals First ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			8.59%	9.07%
Performance Inception Date		Feb. 21, 2024
Fundamentals First ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.21%	8.67%
Performance Inception Date		Feb. 21, 2024
Fundamentals First ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.34%	6.94%
Performance Inception Date		Feb. 21, 2024

[1]	The S&P 500® Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.